Summary of Significant Accounting Policies Fair Value Measurements (Assets and Liabilities Measured At Fair Value On A Recurring Basis Using Unobservable Inputs (Level 3)) (Details) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 118,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	56,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Currency	0
2017 Notes Conversion Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	(112,000)	55,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Currency	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	(57,000)
Contingent Consideration [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	(6,236)	(983)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3	6,396
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	1,491
Fair Value, Measurement with Unobservable Inputs Reconciliation, Currency	(191)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	157
2017 Notes Hedges [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Assumptions, Expected Volatility Rate	32.00%
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		$ 62,000
2017 Notes Conversion Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Assumptions, Expected Volatility Rate	32.00%
Fair Value Inputs, Entity Credit Risk	2.20%
DEUTSCHE BANK SUPER X [Member] | 2017 Notes Hedges [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Inputs, Entity Credit Risk	0.60%
BANK OF AMERICA - MERRILL LYNCH ATS [Member] | 2017 Notes Hedges [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Inputs, Entity Credit Risk	0.60%
WELLS FARGO LIQUIDITY CROSS ATS [Member] | 2017 Notes Hedges [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Inputs, Entity Credit Risk	0.30%